Cover	Sep. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39577
Entity Registrant Name	ELUTIA INC.
Entity Central Index Key	0001708527
Entity Tax Identification Number	47-4790334
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12510 Prosperity Drive
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20904
City Area Code	240
Local Phone Number	247-1170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	ELUT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Aziyo Biologics, Inc.